Earnings (Loss) Per Share	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

Note 12. Earnings Per Share

Basic earnings per common share is computed by dividing net income attributable to common shares by the weighted average number of common shares outstanding for the period. The Redeemable Convertible Preferred Stock has the right to participate in all distributions declared and paid on the Company’s common stock on an as-converted basis, and is therefore considered a participating security. The Company calculates basic earnings per share using the “two-class” method for the period in which the Redeemable Convertible Preferred Stock is outstanding which reduces income available to common stockholders to reflect the hypothetical distribution of undistributed earnings to the Redeemable Convertible Preferred Stock in accordance with its contractual rights. In each period, the Company reduces income available to common stockholders and increases losses available to common stockholders to reflect the cumulative dividend on the Company’s Redeemable Convertible Preferred Stock whether or not declared or paid during the period. Similarly, the Company reduces income available to common stockholders and increases losses available to common stockholders for any amortization of beneficial conversion features recorded during each period.

As disclosed in Note 1, on May 2, 2016, a one-time special cash dividend of $176.0 million was paid to existing stockholders of the Company as of April 29, 2016. Of the $176.0 million special cash dividend, $112.4 million was paid to holders of the Redeemable Convertible Preferred Stock in accordance with its right to participate in all distributions to common stockholders on an as-converted basis. Prior to May 16, 2016, the earnings (loss) per share calculation reflected the impact of the Redeemable Convertible Preferred Stock. Since the special cash dividend was paid prior to conversion of the Redeemable Convertible Preferred Stock, the $112.4 million is reported as a reduction of net income attributable to common shares during the nine months ended October 2, 2016.

The Company’s computation of diluted earnings per common share includes the effect of potential common stock, if dilutive. For the three and nine months ended October 2, 2016 and September 27, 2015, the assumed exercises of a portion of the Company’s employee stock options, RSUs, DSUs and the assumed conversion of all of the Redeemable Convertible Preferred Stock were anti-dilutive and, therefore, the following potential shares of common stock were not included in the diluted earnings per common share calculation:

	For the three months ended		For the nine months ended
	October 2, 2016	September 27, 2015	October 2, 2016	September 27, 2015
Weighted average potential common shares excluded because anti-dilutive
Preferred stock	—	24,202,751	12,270,493	23,499,816
Employee stock options, RSUs and DSUs	11,988	793,345	3,137,951	632,479

Certain of the Company’s employee stock options, RSUs and DSUs were dilutive and resulted in additional potential common shares included in the Company’s calculation of diluted earnings per common share of 1,445,141 and 0 for the three and nine months ended October 2, 2016, respectively, and 329,746 and 173,695 for the three and nine months ended September 27, 2015, respectively.

Note 14. Earnings (Loss) Per Share

Basic earnings (loss) per common share is computed by dividing net income (loss) attributable to common shares by the weighted average number of common shares outstanding for the period. The Redeemable Convertible Preferred Stock has the right to participate in all distributions declared and paid on the Company’s common stock on an as-converted basis, and is therefore considered a participating security. The Company calculates basic earnings per share using the “two-class” method, and for the periods ended January 3, 2016, December 28, 2014 and December 29, 2013 did not allocate the loss available to common stockholders to the Redeemable Convertible Preferred Stock as those holders do not have a contractual obligation to share in net losses. In periods with income available to common stockholders, the Company will reduce income available to common stockholders to reflect the hypothetical distribution of undistributed earnings to the Redeemable Convertible Preferred Stock in accordance with its contractual rights. In each Successor Company period, the Company reduces income available to common stockholders and increases loss available to common stockholders to reflect the cumulative dividend on the Company’s Redeemable Convertible Preferred Stock whether or not declared or paid during the period. Similarly, the Company reduces income available to common stockholders and increases loss available to common stockholders for any amortization of beneficial conversion features recorded during each period. See Note 12 for a detailed description of the terms of the Redeemable Convertible Preferred Stock.

The Company’s computation of diluted earnings (loss) per common share includes the effect of potential common stock, if dilutive. For the Successor Company periods ended January 3, 2016, December 28, 2014 and December 29, 2013, the assumed exercises the Company’s employee stock options and the conversion of Redeemable Convertible Preferred Stock were anti-dilutive and, therefore, the following potential shares of common stock were not included in the diluted loss per common share calculation:

	For the periods ended
	January 3, 2016	December 28, 2014	December 29, 2013
Weighted average potential common shares excluded because anti-dilutive
Redeemable Convertible Preferred Stock	23,876,230	21,234,297	20,215,494
Employee Stock Options	2,836,919	1,007,591	—